Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash Flows Related to Operating Activities
Receipts from customers	$ 8,479,637	$ 7,592,577	$ 4,734,350
Payments to suppliers and employees	(13,189,690)	(14,772,687)	(12,910,753)
Australian R&D tax incentive refund	1,110,514	768,433	395,001
Grants received from government and non-government sources	339,819	274,728	1,901,263
Net Cash Flows Used In Operating Activities	(3,259,720)	(6,136,949)	(5,880,139)
Cash Flows Related to Investing Activities
Payments for purchases of plant and equipment	(4,752)		(195)
Proceeds from maturity/(payments for) term deposit	3,036,278	(3,036,278)
Interest received	209,126	135,866	327,756
Net Cash Flows From/(Used In) Investing Activities	3,240,652	(2,900,412)	327,561
Cash Flows Related to Financing Activities
Proceeds from issues of securities	7,148,698	396,827	24,000
Payments for share buy-back	(121,777)
Share issue transaction costs	(493,126)	(124,114)
Principal elements of lease payments	(43,923)	(65,661)	(15,595)
Interest and other costs of finance paid	(14,712)	(7,305)	(7,576)
Net Cash Flows From Financing Activities	6,475,160	199,747	829
Net Increase/(decrease) in cash and cash equivalents	6,456,092	(8,837,614)	(5,551,749)
Cash and cash equivalents at the beginning of the year	2,830,526	11,657,315	17,159,764
Effects of exchange rate changes on cash and cash equivalents	(268,804)	10,825	49,300
Cash and Cash Equivalents at the End of the Year	$ 9,017,814	$ 2,830,526	$ 11,657,315